Issued capital	6 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Issued capital

8. Issued capital

	As of December 31,		As of December 31,
	2019	2018	2019	2018
	Shares No.		(U.S. dollars, in thousands)
Opening balance	498,626,208	482,639,654	910,405	889,481
Issues of ordinary shares during the period
Exercise of share options(1)	653,226	313,108	390	258
Placement of shares under a share placement agreement (2)	37,500,000	14,464,259	50,663	20,000
Transaction costs arising on share issue	—	—	(2,164)	(817)
	38,153,226	14,777,367	48,889	19,441
Share options reserve transferred to equity on exercise of options	—	—	341	313
Ending balance	536,779,434	497,417,021	959,635	909,235

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. The shares issued and share capital received on the exercise of options are recorded above.

(2)

During the six months ended December 31, 2019, 37,500,000 shares were issued in an equity purchase of Mesoblast Limited at A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading September 30, 2019.